SHARE CAPITAL (Schedule of Stock Option Activity) (Details) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	Apr. 17, 2012	May 22, 2012	May 31, 2012	Dec. 31, 2013
Number of options
Outstanding at January 1, 2013						451,628
Granted	148,937	825,000	13,500	15,802	14,269	305,824
Exercised						(800)
Forfeited						(43,433)
Outstanding at end of the year						713,219
Vested or expected to vest						527,453
Options exercisable at the end of the year						146,969
Weighted-average exercise price
Outstanding at January 1, 2013						$ 10.64
Granted						$ 3.42
Exercised						$ 4.05
Forfeited						$ 11.65
Outstanding at end of the year						$ 7.49
Vested or expected to vest						$ 8.68
Options exercisable at the end of the year						$ 19.63
Weighted-average remaining contractual term
Outstanding at end of the year						8 years 2 months 19 days
Vested or expected to vest						8 years 11 days
Options exercisable at end of the year		45 days				7 years 4 months 17 days
Aggregate intrinsic value
Outstanding at end of the year						$ 3,430
Vested or expected to vest						2,120
Options exercisable at the end of the year						$ 480